Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

As of December 31, 2025 and 2024, the Company’s intangible assets consisted of the following:

	As of December 31,
	2025	2024
Brands	$175,649	$162,575
Software development costs	1,083,801	935,888
Customer relationships	1,599,386	1,524,623
Computer software	46,241	39,220
Gross carrying value	2,905,077	2,662,306

Brands	139,345	113,474
Software development costs	823,006	664,536
Customer relationships	1,026,285	873,840
Computer software	42,391	29,141
Accumulated amortization	2,031,027	1,680,991
Intangible assets, net	$874,050	$981,315

Schedule of Estimated Amortization Expense of Intangible Assets	The estimated amortization expense of intangible assets for the next five years is as follows:

2026	274,039
2027	254,358
2028	65,184
2029	47,169
2030	46,380

Summary of Intangible Asset Acquired

Intangible assets acquired by the Company during the year ended December 31, 2025 and 2024 had the following expected weighted-average useful lives:

	2025	2024
Brands	n/a	n/a
Software development costs	3 years	3 years
Customer relationships	5 years	5 years
Computer software	1 year	2 years
Total weighted-average useful life	3.2 years	3.0 years